Summary of critical accounting judgments and key sources of estimation uncertainty - Valuation of Warrant Derivative (Details)	12 Months Ended
Dec. 31, 2022
Warrant Derivative [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Valuation technique, description	their fair value is measured using valuation techniques including a variation of the Black-Scholes option pricing model (Black model).